Equity reserves (Narrative) (Details) $ / shares in Units, Share in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2025 CAD ($) Share Year $ / shares	Dec. 31, 2025 USD ($) Share Year	Dec. 31, 2024 $ / shares	Dec. 31, 2024 USD ($) Share
Disclosure of terms and conditions of share-based payment arrangement [line items]
Net share-based payment expense | $		$ 2,289		$ 1,321
Number of options granted	45	45		1,618
Weighted average exercise price of stock options granted | $ / shares	$ 2.46		$ 2.51
Timing of options vesting	The options vest over time, with one-third of a grant of 45 vesting during each period ending April 1, 2026, 2027 and 2028	The options vest over time, with one-third of a grant of 45 vesting during each period ending April 1, 2026, 2027 and 2028		The options vest over time, with one third of a grant of 1,066 vesting during each of the three-month periods ending September 30, 2025, 2026 and 2027. A grant of 552 vested immediately
Weighted average fair value at measurement date, share options granted | $	$ 1,100
Risk free interest rate, share options granted	2.87%	2.87%
Option life, share options granted | Year	5	5
Expected volatility, share options granted	66.40%	66.40%
Expected dividend as percentage, share options granted	0.00%	0.00%
Expected forfeiture rate of share options granted	0.00%	0.00%
Weighted average remaining contractual life of outstanding share options	3 years 2 months 12 days	3 years 2 months 12 days		3 years 9 months 18 days
RSUs [Member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Granted	1,888	1,888		0
Number of warrants expired unexercised	0	0		0
RSUs [Member] | Grant 1 [Member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Granted	508	508
Fair value | $ / shares	$ 1.93
RSUs [Member] | Grant 2 [Member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Granted	1,380	1,380
Fair value | $ / shares	$ 1.99
Warrants [Member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Granted	20,178	20,178		0
Exercise price of instruments granted | $ / shares	$ 0.57
Fair value | $ / shares	$ 1.88
Proceeds available if granted warrants were exercised | $	$ 11,501,000
Estimated weighted average grant date fair value per warrant | $	$ 1.31
Risk-free interest rate of warrants	3.63%	3.63%
Expected volatility of warrants	70.70%	70.70%
Expected life of warrants	5 years	5 years
Closing foreign exchange rate	0.72
Number of warrants expired unexercised	328,000	328,000		0